TRANSAMERICA SERIES TRUST

Transamerica Aegon Active Asset Allocation – Conservative VP

Transamerica Aegon Active Asset Allocation – Moderate Growth VP

Transamerica Aegon Active Asset Allocation – Moderate VP

Transamerica Vanguard ETF Portfolio – Conservative VP

Transamerica Vanguard ETF Portfolio – Balanced VP

Transamerica Vanguard ETF Portfolio – Growth VP

Supplement Dated May 1, 2015 to the Prospectus and Summary Prospectuses Dated May 1, 2015

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Transamerica Aegon Active Asset Allocation Portfolio – Conservative VP

(the “portfolio”)

Effective July 1, 2015, QS Investors, LLC will replace Aegon USA Investment Management, LLC as the portfolio’s sub-adviser. Effective July 1, 2015, in connection with the change in sub-adviser, the portfolio’s principal investment strategies and principal risks will change, and the portfolio will change its name to Transamerica QS Investors Active Asset Allocation – Conservative VP. The portfolio will also have a lower advisory fee schedule. The portfolio’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), investment objective and benchmark indexes will remain the same.

Until July 1, 2015, the following information supplements and supersedes any contrary information contained in the Prospectus and Summary Prospectus dated May 1, 2015 concerning the portfolio.

FUND NAME:

Until July 1, 2015, all references to “Transamerica QS Investors Active Asset Allocation – Conservative VP” in the Prospectus and Summary Prospectus refer to “Transamerica Aegon Active Asset Allocation – Conservative VP.”

PRINCIPAL INVESTMENT STRATEGIES:

Until July 1, 2015, the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus relating to the portfolio is restated in its entirety as follows:

The portfolio’s sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange traded funds (“ETFs”).

•	Under normal circumstances, the sub-adviser expects to allocate substantially all of the portfolio’s assets among underlying ETFs to achieve targeted exposure to domestic equities, international equities and domestic bonds. The portfolio expects that, over the long-term, the portfolio’s allocation will average approximately 35% of the portfolio’s net assets in ETFs that invest primarily in global equities and approximately 65% of net assets in ETFs that invest primarily in U.S. fixed income securities. The portfolio and the investment process described below are subject to volatility constraints. Based on these constraints, the level of volatility of the equity markets, changes in volatility and the level of interest rates, the portfolio’s sub-adviser may increase the equity exposure to approximately 50% of the portfolio’s net assets or may decrease the equity exposure to approximately 20% of net assets, and may increase fixed income exposure to approximately 80% of net assets or may decrease fixed income exposure to approximately 50% of net assets. Under these constraints, the portfolio’s maximum amount of equity exposure is based, in part, on the level of equity market volatility. Notwithstanding the constraints, the sub-adviser may elect to allocate fewer assets to equities when it believes it is advisable to do so. The constraints may result in the portfolio not achieving its stated asset mix goal.

•	The sub-adviser utilizes tactical and strategic asset allocation strategies in making overall equity and fixed income allocation decisions and selecting individual fixed income ETFs to populate the fixed income allocation. The sub-adviser’s tactical asset allocation strategy involves making short-term adjustments to the portfolio’s asset mix, utilizing the sub-adviser’s research on various risk and return considerations, in an effort to optimize returns relative to risks as market and economic conditions change. The sub-adviser’s strategic asset allocation strategy is similar, but with a somewhat longer-term outlook. The sub-adviser’s equity/fixed income allocation decisions as well as selections of individual fixed income ETFs may be driven by strategic or tactical considerations.

•	The sub-adviser actively and tactically rotates the portfolio’s assets among various asset classes in an effort to take advantage of changing economic conditions that the sub-adviser believes favor one asset class over another. Based on the analysis of various economic indicators, the sub-adviser will increase the allocation to the asset classes that the sub-adviser believes have a higher probability of contributing to outperformance relative to the portfolio’s benchmark. Tactical strategies tend to have higher turnover than index or other strategies that adhere to a long term allocation.

•	The sub-adviser employs a global “top down” approach in which the sub-adviser analyzes various factors that affect the movement of markets and securities prices worldwide. This qualitative “top-down” approach, in addition to the sub-adviser’s tactical and strategic asset allocation strategies, assist the sub-adviser in choosing allocations to asset classes and to individual fixed income ETFs. Allocations to fixed income ETFs are also informed by a relative value and “bottom up” approach, which takes into account various qualitative factors.

•	The sub-adviser uses a quantitative model to determine how much of the portfolio’s assets to allocate to each underlying equity ETF. The sub-adviser may in its discretion adjust, change, or even disregard the model at any time.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks. The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its ETF investments.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying ETF at any time. The portfolio may also invest in the institutional mutual fund share class of the equivalent ETFs. The portfolio may be a significant shareholder in certain underlying ETFs. The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.

PRINCIPAL RISKS:

Until July 1, 2015, the “Principal Risks” section of the Prospectus and Summary Prospectus relating to the portfolio is restated in its entirety as follows:

•	Active Trading – The portfolio is actively managed and may purchase and sell securities without regard to the length of time held. Active trading may have a negative impact on performance by increasing transaction costs and may generate greater amounts of net short-term capital gains, which, for shareholders holding shares in taxable accounts, would be subject to tax at ordinary income tax rates upon distribution.

•	Asset Allocation – The sub-adviser allocates the portfolio’s assets among various asset classes and underlying portfolios. These allocations may be unsuccessful in maximizing the portfolio’s return and/or avoiding investment losses, and may cause the portfolio to underperform.

•	Asset Class Variation – The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time, and the percentage of the portfolio’s assets invested in various underlying funds, the portfolio’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class.

•	Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio defaults or is downgraded, or is perceived to be less creditworthy, or if the value of any underlying assets declines, the value of your investment will typically decline. Below investment grade, high-yield debt securities (commonly known as “junk bonds”) have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

•	Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

•	Derivatives – Using derivatives exposes the portfolio to additional risks and can increase portfolio losses and reduce opportunities for gains when market prices, interest rates or the derivatives themselves behave in a way not anticipated by the portfolio. Using derivatives also can have a leveraging effect and increase portfolio volatility. The portfolio may also have to sell assets at inopportune times to satisfy its obligations.

Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the portfolio. The portfolio’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

•	Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

•	Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline.

•	Extension – When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the portfolio’s share price to be more volatile.

•	Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•	Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

•	High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk bonds,” are securities that are rated below “investment grade” (that is, securities rated below Baa/BBB) or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

•	Interest Rate – Interest rates in the U.S. have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise, and therefore the value of your investment in the portfolio may also go down. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•	Leveraging – The value of your investment may be more volatile to the extent that the portfolio borrows or uses derivatives or other investments that have a leveraging effect on the portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have had. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.

•	Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible to sell, particularly during times of market turmoil. These illiquid investments may also be difficult to value. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss.

•	Manager – The portfolio is subject to the risk that the sub-adviser’s judgments and investment decisions, as well as the methods, tools, resources, information and data, and the analyses employed or relied on by the sub-adviser to make those judgments and decisions may be incorrect or otherwise may not produce the desired results. This could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

•	Market – The market prices of the portfolio’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The portfolio may experience a substantial or complete loss on any individual security. Financial markets in the U.S., Europe and elsewhere have experienced increased volatility and decreased liquidity since the global financial crisis began in 2008. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, or other related efforts in response to the crisis could negatively affect financial markets generally and increase market volatility as well as result in higher interest rates and reduce the value and liquidity of certain securities. This environment could make identifying investment risks and opportunities especially difficult for the sub-adviser. Whether or not the portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the portfolio’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and in some instances may contribute to decreased liquidity and increased volatility in the financial markets.

•	Model and Data – If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There can be no assurance that the use of Models will result in effective investment decisions for the portfolio.

•	Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the portfolio will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The portfolio also may lose any premium it paid on the security.

•	Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

•	Tactical and Strategic Asset Allocation – Tactical asset allocation strategy involves making short-term adjustments to the portfolio’s asset mix, utilizing the sub-adviser’s research on various risk and return considerations, in an effort to optimize returns relative to risks as market and economic conditions change. Strategic asset allocation strategy is similar, but with a somewhat longer-term outlook. These strategies tend to produce higher turnover than those that adhere to a longer term outlook, which may result in higher transaction costs. These strategies may not work as intended. The portfolio may not achieve its objective and may not perform as well as other portfolios using other asset management strategies.

•	Underlying Exchange Traded Funds – Because the portfolio invests its assets in various underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

Equity-based ETFs are subject to risks similar to those of stocks; fixed income-based ETFs are subject to risks similar to those of fixed-income securities. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up and down, and the portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may be above or below the shares’ net asset value; (ii) during periods of market volatility, the share prices of ETFs may deviate significantly from their NAVs; (iii) an active trading market for an ETF’s shares may not develop or be maintained; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

•	Valuation – The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology.

•	Volatility Constraints – The portfolio is subject to volatility constraints. Under these constraints, the maximum amount of exposure to the equities of the portfolio is based, in part, on the level of volatility of the equity markets. The constraints are intended to improve absolute and risk-adjusted returns but may not work as intended. The constraints may result in the portfolio not achieving its stated asset mix goal. The constraints are based on algorithms. If the algorithms prove to be incorrect or incomplete, any decisions made in reliance thereon expose the portfolio to additional risks. The use of algorithms has inherent risks, and the success of relying on or otherwise using an algorithm depends, among other things, on the validity, accuracy and completeness of the algorithm’s development, implementation and maintenance; on the algorithm’s assumptions and methodologies; and on the accuracy and reliability of the supplied data. Because market conditions change, sometimes rapidly and unpredictably, the success of the constraints also will be subject to the sub-adviser’s ability to implement the constraints in a timely and efficient manner. The constraints may result in periods of underperformance, may limit the portfolio’s ability to participate in rising markets and may increase transaction costs at the portfolio and/or underlying portfolio level. The constraints also serve to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The constraints also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to volatility constraints.

MANAGEMENT:

Until July 1, 2015, the “Management” section of the Prospectus and Summary Prospectus relating to the portfolio is supplemented and amended as follows:

Sub-Adviser:

Aegon USA Investment Management, LLC

Portfolio Managers:

Doug Weih, CFA, Lead Portfolio Manager since 2015

David Halfpap, CFA, Portfolio Manager since 2012

Frank Rybinski, CFA, Portfolio Manager since 2012

MORE ON EACH PORTFOLIO’S STRATEGIES AND INVESTMENTS:

Until July 1, 2015, the “More on Each Portfolio’s Strategies and Investments” section of the Prospectus relating to the portfolio is restated in its entirety as follows:

Transamerica Aegon Active Asset Allocation – Conservative VP: The portfolio seeks to achieve its investment objective by investing in assets primarily in a combination of underlying exchange traded funds (“ETFs”).

ETFs are investment vehicles traded intraday on stock exchanges that generally hold baskets of securities, such as stocks or bonds. Most ETFs attempt to replicate the performance of a stock or bond index.

•	Under normal circumstances, the sub-adviser expects to allocate substantially all of the portfolio’s assets among underlying ETFs to achieve targeted exposure to domestic equities, international equities and domestic bonds. The portfolio expects that, over the long-term, the portfolio’s allocation will average approximately 35% of the portfolio’s net assets in ETFs that invest primarily in global equities and approximately 65% of net assets in ETFs that invest primarily in U.S. fixed income securities. The portfolio and the investment process described below are subject to volatility constraints. Based on these constraints, the level of volatility of the equity markets, changes in volatility and the level of interest rates, the portfolio’s sub-adviser may increase the equity exposure to approximately 50% of the portfolio’s net assets or may decrease the equity exposure to approximately 20% of net assets, and may increase fixed income exposure to approximately 80% of net assets or may decrease fixed income exposure to approximately 50% of net assets. Under these constraints, the portfolio’s maximum amount of equity exposure is based, in part, on the level of equity market volatility. Notwithstanding the constraints, the sub-adviser may elect to allocate fewer assets to equities when it believes it is advisable to do so. The constraints may result in the portfolio not achieving its stated asset mix goal.

•	The sub-adviser utilizes tactical and strategic asset allocation strategies in making overall equity and fixed income allocation decisions and selecting individual fixed income ETFs to populate the fixed income allocation. The sub-adviser’s tactical asset allocation strategy involves making short-term adjustments to the portfolio’s asset mix, utilizing the sub-adviser’s research on various risk and return considerations, in an effort to optimize returns relative to risks as market and economic conditions change. The sub-adviser’s strategic asset allocation strategy is similar, but with a somewhat longer-term outlook. The sub-adviser’s equity/fixed income allocation decisions as well as selections of individual fixed income ETFs may be driven by strategic or tactical considerations.

•	The sub-adviser actively and tactically rotates the portfolio’s assets among various asset classes in an effort to take advantage of changing economic conditions that the sub-adviser believes favor one asset class over another. Based on the analysis of various economic indicators, the sub-adviser will increase the allocation to the asset classes that the sub-adviser believes have a higher probability of contributing to outperformance relative to the portfolio’s benchmark. Tactical strategies tend to have higher turnover than index or other strategies that adhere to a long term allocation.

•	The sub-adviser employs a global “top down” approach in which the sub-adviser analyzes various factors that affect the movement of markets and securities prices worldwide. This qualitative “top-down” approach, in addition to the sub-adviser’s tactical and strategic asset allocation strategies, assist the sub-adviser in choosing allocations to asset classes and to individual fixed income ETFs. Allocations to fixed income ETFs are also informed by a relative value and “bottom up” approach, which takes into account various qualitative factors.

•	The sub-adviser uses a quantitative model to determine how much of the portfolio’s assets to allocate to each underlying equity ETF. The sub-adviser may in its discretion adjust, change, or even disregard the model at any time.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks. The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its ETF investments.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying ETF at any time. The portfolio may also invest in the institutional mutual fund share class of the equivalent ETFs. The portfolio may be a significant shareholder in certain underlying ETFs. The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.

The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.

As a consequence of its investment strategies and policies, the portfolio may be a significant shareholder in certain underlying ETFs.

The portfolio may invest its assets directly, or through ETFs, in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.

SUB-ADVISER:

Until July 1, 2015, the “Shareholder Information – Sub-adviser(s)” section of the Prospectus relating to the portfolio is restated in its entirety as follows:

Portfolio	Sub-Adviser	Sub-Adviser Address
Transamerica Aegon Active Asset Allocation—Conservative VP	Aegon USA Investment Management, LLC	4333 Edgewood Road NE Cedar Rapids, IA 52499

PORTFOLIO MANAGERS:

Until July 1, 2015, the “Shareholder Information—Portfolio Manager(s)” section of the Prospectus relating to the portfolio is restated in its entirety as follows:

Name	Sub-Adviser	Positions Over Past Five Years
Doug Weih, CFA	Aegon USA Investment Management, LLC	Lead Portfolio Manager of the portfolio since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2003; Head of U.S. Public Fixed Income since 2015; Director of Public Securitized Bonds since 2009

David Halfpap, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2012; Portfolio Manager with Aegon USA Investment Management, LLC since 1979; Senior Vice President (1995 – present); Head of Investment Strategy and Co-Head of Global Strategy since 2011; Member of Pension Investment Committee

Frank Rybinski, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2012; Joined Aegon USA Investment Management, LLC in 2008; Portfolio Manager and Credit Strategist; Prior to 2008, Credit Analyst at UBS Investment Bank

ADVISORY FEES:

Until July 1, 2015, TAM will receive compensation, calculated daily and paid monthly, at the indicated annual rates (expressed as a percentage of the portfolio’s average daily net assets):

First $50 million	0.55%
Over $50 million up to $250 million	0.53%
Over $250 million	0.51%

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Transamerica Aegon Active Asset Allocation – Moderate Growth VP

(the “portfolio”)

Effective July 1, 2015, QS Investors, LLC will replace Aegon USA Investment Management, LLC as the portfolio’s sub-adviser. Effective July 1, 2015, in connection with the change in sub-adviser, the portfolio’s principal investment strategies and principal risks will change, and the portfolio will change its name to Transamerica QS Investors Active Asset Allocation – Moderate Growth VP. The portfolio will also have a lower advisory fee schedule. The portfolio’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), investment objective and benchmark indexes will remain the same.

Until July 1, 2015, the following information supplements and supersedes any contrary information contained in the Prospectus and Summary Prospectus dated May 1, 2015 concerning the portfolio.

FUND NAME:

Until July 1, 2015, all references to “Transamerica QS Investors Active Asset Allocation – Moderate Growth VP in the Prospectus and Summary Prospectus refer to “Transamerica Aegon Active Asset Allocation – Moderate Growth VP.”

PRINCIPAL INVESTMENT STRATEGIES:

Until July 1, 2015, the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus relating to the portfolio is restated in its entirety as follows:

The portfolio’s sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange traded funds (“ETFs”).

•	Under normal circumstances, the sub-adviser expects to allocate substantially all of the portfolio’s assets among underlying ETFs to achieve targeted exposure to domestic equities, international equities and domestic bonds. The portfolio expects that, over the long-term, the portfolio’s allocation will average approximately 70% of the portfolio’s net assets in ETFs that invest primarily in global equities and approximately 30% of net assets in ETFs that invest primarily in U.S. fixed income securities. The portfolio and the investment process described below are subject to volatility constraints. Based on these constraints, the level of volatility of the equity markets, changes in volatility and the level of interest rates, the portfolio’s sub-adviser may increase the equity exposure to approximately 95% of the portfolio’s net assets or may decrease the equity exposure to approximately 30% of net assets, and may increase fixed income exposure to approximately 70% of net assets or may decrease fixed income exposure to approximately 5% of net assets. Under these constraints, the portfolio’s maximum amount of equity exposure is based, in part, on the level of equity market volatility. Notwithstanding the constraints, the sub-adviser may elect to allocate fewer assets to equities when it believes it is advisable to do so. The constraints may result in the portfolio not achieving its stated asset mix goal.

•

The sub-adviser utilizes tactical and strategic asset allocation strategies in making overall equity and fixed income allocation decisions and selecting individual fixed income ETFs to populate the fixed income allocation. The sub-adviser’s tactical asset allocation strategy involves making short-term adjustments to the portfolio’s asset mix, utilizing the sub-adviser’s research on various risk and return considerations, in an effort to optimize returns relative to risks as market and economic conditions change. The sub-adviser’s strategic asset allocation strategy is similar, but with a somewhat longer-term outlook. The sub-adviser’s equity/fixed income allocation decisions as well as selections of individual fixed income ETFs may be driven by strategic or tactical considerations.

•	The sub-adviser actively and tactically rotates the portfolio’s assets among various asset classes in an effort to take advantage of changing economic conditions that the sub-adviser believes favor one asset class over another. Based on the analysis of various economic indicators, the sub-adviser will increase the allocation to the asset classes that the sub-adviser believes have a higher probability of contributing to outperformance relative to the portfolio’s benchmark. Tactical strategies tend to have higher turnover than index or other strategies that adhere to a long term allocation.

•	The sub-adviser employs a global “top down” approach in which the sub-adviser analyzes various factors that affect the movement of markets and securities prices worldwide. This qualitative “top-down” approach, in addition to the sub-adviser’s tactical and strategic asset allocation strategies, assist the sub-adviser in choosing allocations to asset classes and to individual fixed income ETFs. Allocations to fixed income ETFs are also informed by a relative value and “bottom up” approach, which takes into account various qualitative factors.

•	The sub-adviser uses a quantitative model to determine how much of the portfolio’s assets to allocate to each underlying equity ETF. The sub-adviser may in its discretion adjust, change, or even disregard the model at any time.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks. The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its ETF investments.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying ETF at any time. The portfolio may also invest in the institutional mutual fund share class of the equivalent ETFs. The portfolio may be a significant shareholder in certain underlying ETFs. The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.

PRINCIPAL RISKS:

Until July 1, 2015, the “Principal Risks” section of the Prospectus and Summary Prospectus relating to the portfolio is restated in its entirety as follows:

•	Active Trading – The portfolio is actively managed and may purchase and sell securities without regard to the length of time held. Active trading may have a negative impact on performance by increasing transaction costs and may generate greater amounts of net short-term capital gains, which, for shareholders holding shares in taxable accounts, would be subject to tax at ordinary income tax rates upon distribution.

•	Asset Allocation – The sub-adviser allocates the portfolio’s assets among various asset classes and underlying portfolios. These allocations may be unsuccessful in maximizing the portfolio’s return and/or avoiding investment losses, and may cause the portfolio to underperform.

•	Asset Class Variation – The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time, and the percentage of the portfolio’s assets invested in various underlying funds, the portfolio’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class.

•	Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio defaults or is downgraded, or is perceived to be less creditworthy, or if the value of any underlying assets declines, the value of your investment will typically decline. Below investment grade, high-yield debt securities (commonly known as “junk bonds”) have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

•	Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

•	Derivatives – Using derivatives exposes the portfolio to additional risks and can increase portfolio losses and reduce opportunities for gains when market prices, interest rates or the derivatives themselves behave in a way not anticipated by the portfolio. Using derivatives also can have a leveraging effect and increase portfolio volatility. The portfolio may also have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the portfolio. The portfolio’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

•	Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

•	Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline.

•	Extension – When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the portfolio’s share price to be more volatile.

•	Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•	Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

•	High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk bonds,” are securities that are rated below “investment grade” (that is, securities rated below Baa/BBB) or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

•	Interest Rate – Interest rates in the U.S. have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise, and therefore the value of your investment in the portfolio may also go down. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•	Leveraging – The value of your investment may be more volatile to the extent that the portfolio borrows or uses derivatives or other investments that have a leveraging effect on the portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have had. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.

•	Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible to sell, particularly during times of market turmoil. These illiquid investments may also be difficult to value. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss.

•	Manager – The portfolio is subject to the risk that the sub-adviser’s judgments and investment decisions, as well as the methods, tools, resources, information and data, and the analyses employed or relied on by the sub-adviser to make those judgments and decisions may be incorrect or otherwise may not produce the desired results. This could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

•	Market – The market prices of the portfolio’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The portfolio may experience a substantial or complete loss on any individual security. Financial markets in the U.S., Europe and elsewhere have experienced increased volatility and decreased liquidity since the global financial crisis began in 2008. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, or other related efforts in response to the crisis could negatively affect financial markets generally and increase market volatility as well as result in higher interest rates and reduce the value and liquidity of certain securities. This environment could make identifying investment risks and opportunities especially difficult for the sub-adviser. Whether or not the portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the portfolio’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and in some instances may contribute to decreased liquidity and increased volatility in the financial markets.

•	Model and Data – If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There can be no assurance that the use of Models will result in effective investment decisions for the portfolio.

•	Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the portfolio will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The portfolio also may lose any premium it paid on the security.

•	Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

•	Tactical and Strategic Asset Allocation – Tactical asset allocation strategy involves making short-term adjustments to the portfolio’s asset mix, utilizing the sub-adviser’s research on various risk and return considerations, in an effort to optimize returns relative to risks as market and economic conditions change. Strategic asset allocation strategy is similar, but with a somewhat longer-term outlook. These strategies tend to produce higher turnover than those that adhere to a longer term outlook, which may result in higher transaction costs. These strategies may not work as intended. The portfolio may not achieve its objective and may not perform as well as other portfolios using other asset management strategies.

•	Underlying Exchange Traded Funds – Because the portfolio invests its assets in various underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

Equity-based ETFs are subject to risks similar to those of stocks; fixed income-based ETFs are subject to risks similar to those of fixed-income securities. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up and down, and the portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may be above or below the shares’ net asset value; (ii) during periods of market volatility, the share prices of ETFs may deviate significantly from their NAVs; (iii) an active trading market for an ETF’s shares may not develop or be maintained; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

•	Valuation – The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology.

•

Volatility Constraints – The portfolio is subject to volatility constraints. Under these constraints, the maximum amount of exposure to the equities of the portfolio is based, in part, on the level of volatility of the equity markets. The constraints are intended to improve absolute and risk-adjusted returns but may not work as intended. The constraints may result in the portfolio not achieving its stated asset mix goal. The constraints are based on algorithms. If the algorithms prove to be incorrect or incomplete, any decisions made in reliance thereon expose the portfolio to additional risks. The use of algorithms has inherent risks, and the success of relying on or otherwise using an algorithm depends, among other things, on the validity, accuracy and completeness of the algorithm’s development, implementation and maintenance; on the algorithm’s assumptions and methodologies; and on the accuracy and reliability of the supplied data. Because market conditions change, sometimes rapidly and unpredictably, the success of the constraints also will be subject to the sub-adviser’s ability to implement the constraints in a timely and efficient manner. The constraints may result in periods of underperformance, may limit the portfolio’s ability to participate in rising markets and may increase transaction costs at the portfolio and/or underlying portfolio level. The constraints also serve to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The constraints also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to volatility constraints.

MANAGEMENT:

Until July 1, 2015, the “Management” section of the Prospectus and Summary Prospectus relating to the portfolio is supplemented and amended as follows:

Sub-Adviser:

Aegon USA Investment Management, LLC

Portfolio Managers:

Doug Weih, CFA, Lead Portfolio Manager since 2015

David Halfpap, CFA, Portfolio Manager since 2012

Frank Rybinski, CFA, Portfolio Manager since 2012

MORE ON EACH PORTFOLIO’S STRATEGIES AND INVESTMENTS:

Until July 1, 2015, the “More on Each Portfolio’s Strategies and Investments” section relating to the portfolio is restated in its entirety as follows:

Transamerica Aegon Active Asset Allocation – Moderate Growth VP: The portfolio seeks to achieve its investment objective by investing in assets primarily in a combination of underlying exchange traded funds (“ETFs”).

ETFs are investment vehicles traded intraday on stock exchanges that generally hold baskets of securities, such as stocks or bonds. Most ETFs attempt to replicate the performance of a stock or bond index.

•	Under normal circumstances, the sub-adviser expects to allocate substantially all of the portfolio’s assets among underlying ETFs to achieve targeted exposure to domestic equities, international equities and domestic bonds. The portfolio expects that, over the long-term, the portfolio’s allocation will average approximately 70% of the portfolio’s net assets in ETFs that invest primarily in global equities and approximately 30% of net assets in ETFs that invest primarily in U.S. fixed income securities. The portfolio and the investment process described below are subject to volatility constraints. Based on these constraints, the level of volatility of the equity markets, changes in volatility and the level of interest rates, the portfolio’s sub-adviser may increase the equity exposure to approximately 95% of the portfolio’s net assets or may decrease the equity exposure to approximately 30% of net assets, and may increase fixed income exposure to approximately 70% of net assets or may decrease fixed income exposure to approximately 5% of net assets. Under these constraints, the portfolio’s maximum amount of equity exposure is based, in part, on the level of equity market volatility. Notwithstanding the constraints, the sub-adviser may elect to allocate fewer assets to equities when it believes it is advisable to do so. The constraints may result in the portfolio not achieving its stated asset mix goal.

•	The sub-adviser utilizes tactical and strategic asset allocation strategies in making overall equity and fixed income allocation decisions and selecting individual fixed income ETFs to populate the fixed income allocation. The sub-adviser’s tactical asset allocation strategy involves making short-term adjustments to the portfolio’s asset mix, utilizing the sub-adviser’s research on various risk and return considerations, in an effort to optimize returns relative to risks as market and economic conditions change. The sub-adviser’s strategic asset allocation strategy is similar, but with a somewhat longer-term outlook. The sub-adviser’s equity/fixed income allocation decisions as well as selections of individual fixed income ETFs may be driven by strategic or tactical considerations.

•	The sub-adviser actively and tactically rotates the portfolio’s assets among various asset classes in an effort to take advantage of changing economic conditions that the sub-adviser believes favor one asset class over another. Based on the analysis of various economic indicators, the sub-adviser will increase the allocation to the asset classes that the sub-adviser believes have a higher probability of contributing to outperformance relative to the portfolio’s benchmark. Tactical strategies tend to have higher turnover than index or other strategies that adhere to a long term allocation.

•	The sub-adviser employs a global “top down” approach in which the sub-adviser analyzes various factors that affect the movement of markets and securities prices worldwide. This qualitative “top-down” approach, in addition to the sub-adviser’s tactical and strategic asset allocation strategies, assist the sub-adviser in choosing allocations to asset classes and to individual fixed income ETFs. Allocations to fixed income ETFs are also informed by a relative value and “bottom up” approach, which takes into account various qualitative factors.

•	The sub-adviser uses a quantitative model to determine how much of the portfolio’s assets to allocate to each underlying equity ETF. The sub-adviser may in its discretion adjust, change, or even disregard the model at any time.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks. The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its ETF investments.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying ETF at any time. The portfolio may also invest in the institutional mutual fund share class of the equivalent ETFs. The portfolio may be a significant shareholder in certain underlying ETFs. The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.

The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.

As a consequence of its investment strategies and policies, the portfolio may be a significant shareholder in certain underlying ETFs.

The portfolio may invest its assets directly, or through ETFs, in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.

SUB-ADVISER:

Until July 1, 2015, the “Shareholder Information – Sub-adviser(s)” section of the Prospectus relating to the portfolio is restated in its entirety as follows:

Portfolio	Sub-Adviser	Sub-Adviser Address
Transamerica Aegon Active Asset Allocation—Moderate Growth VP	Aegon USA Investment Management, LLC	4333 Edgewood Road NE Cedar Rapids, IA 52499

PORTFOLIO MANAGERS:

Until July 1, 2015, the “Shareholder Information—Portfolio Manager(s)” section of the Prospectus relating to the portfolio is restated in its entirety as follows:

Name	Sub-Adviser	Positions Over Past Five Years

Doug Weih, CFA	Aegon USA Investment Management, LLC	Lead Portfolio Manager of the portfolio since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2003; Head of U.S. Public Fixed Income since 2015; Director of Public Securitized Bonds since 2009

David Halfpap, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2012; Portfolio Manager with Aegon USA Investment Management, LLC since 1979; Senior Vice President (1995 – present); Head of Investment Strategy and Co-Head of Global Strategy since 2011; Member of Pension Investment Committee

Frank Rybinski, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2012; Joined Aegon USA Investment Management, LLC in 2008; Portfolio Manager and Credit Strategist; Prior to 2008, Credit Analyst at UBS Investment Bank

ADVISORY FEES:

Until July 1, 2015, TAM will receive compensation, calculated daily and paid monthly, at the indicated annual rates (expressed as a percentage of the portfolio’s average daily net assets):

First $50 million	0.55%
Over $50 million up to $250 million	0.53%
Over $250 million	0.51%

* * *

Transamerica Aegon Active Asset Allocation – Moderate VP

(the “portfolio”)

Effective July 1, 2015, QS Investors, LLC will replace Aegon USA Investment Management, LLC as the portfolio’s sub-adviser. Effective July 1, 2015, in connection with the change in sub-adviser, the portfolio’s principal investment strategies, principal risks and fees and expenses will change, and the portfolio will change its name to Transamerica QS Investors Active Asset Allocation – Moderate VP. The portfolio will also have a lower advisory fee schedule. The portfolio’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), investment objective and benchmark indexes will remain the same.

Until July 1, 2015, the following information supplements and supersedes any contrary information contained in the Prospectus and Summary Prospectus dated May 1, 2015 concerning the portfolio.

FUND NAME:

Until July 1, 2015, all references to “Transamerica QS Investors Active Asset Allocation – Moderate VP” in the Prospectus and Summary Prospectus refer to “Transamerica Aegon Active Asset Allocation – Moderate VP.”

FEES AND EXPENSES:

Until July 1, 2015, the “Fees and Expenses” section of the Prospectus and Summary Prospectus relating to the portfolio is restated in its entirety as follows:

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)

Class of Shares
	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class of Shares
	Initial	Service
Management fees	0.51%	0.51%
Distribution and service (12b-1) fees	0.00%	0.25%
Other expenses	0.06%	0.06%
Acquired fund fees and expenses	0.13%	0.13%
Total annual fund operating expenses[1]	0.70%	0.95%

[1]	Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds’ fees and expenses.

EXAMPLE:

Until July 1, 2015, the “Example” section of the Prospectus and Summary Prospectus relating to the portfolio is restated in its entirety as follows:

Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
Initial	$72	$256	$457	$1,035
Service	$97	$303	$525	$1,166

PRINCIPAL INVESTMENT STRATEGIES:

Until July 1, 2015, the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus relating to the portfolio is restated in its entirety as follows:

The portfolio’s sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange traded funds (“ETFs”).

•

Under normal circumstances, the sub-adviser expects to allocate substantially all of the portfolio’s assets among underlying ETFs to achieve targeted exposure to domestic equities, international equities and domestic bonds. The portfolio expects that, over the long-term, the portfolio’s allocation will average approximately 50% of the portfolio’s net assets in ETFs that invest primarily in global equities and approximately 50% of net assets in ETFs that invest primarily in U.S. fixed income securities. The portfolio and the investment process described below are subject to volatility constraints. Based on these constraints, the level of volatility of the equity markets, changes in volatility and the level of interest rates, the portfolio’s sub-adviser may increase the equity exposure to approximately 70% of the portfolio’s net assets or may decrease the equity exposure to approximately 25% of net assets, and may increase fixed income exposure to approximately 75% of net assets or may decrease fixed income exposure to approximately 30% of net assets. Under these constraints, the portfolio’s maximum amount of equity exposure is based, in part, on the level of equity market volatility. Notwithstanding the constraints, the sub-adviser may elect to allocate fewer assets to equities when it believes it is advisable to do so. The constraints may result in the portfolio not achieving its stated asset mix goal.

•	The sub-adviser utilizes tactical and strategic asset allocation strategies in making overall equity and fixed income allocation decisions and selecting individual fixed income ETFs to populate the fixed income allocation. The sub-adviser’s tactical asset allocation strategy involves making short-term adjustments to the portfolio’s asset mix, utilizing the sub-adviser’s research on various risk and return considerations, in an effort to optimize returns relative to risks as market and economic conditions change. The sub-adviser’s strategic asset allocation strategy is similar, but with a somewhat longer-term outlook. The sub-adviser’s equity/fixed income allocation decisions as well as selections of individual fixed income ETFs may be driven by strategic or tactical considerations.

•	The sub-adviser actively and tactically rotates the portfolio’s assets among various asset classes in an effort to take advantage of changing economic conditions that the sub-adviser believes favor one asset class over another. Based on the analysis of various economic indicators, the sub-adviser will increase the allocation to the asset classes that the sub-adviser believes have a higher probability of contributing to outperformance relative to the portfolio’s benchmark. Tactical strategies tend to have higher turnover than index or other strategies that adhere to a long term allocation.

•	The sub-adviser employs a global “top down” approach in which the sub-adviser analyzes various factors that affect the movement of markets and securities prices worldwide. This qualitative “top-down” approach, in addition to the sub-adviser’s tactical and strategic asset allocation strategies, assist the sub-adviser in choosing allocations to asset classes and to individual fixed income ETFs. Allocations to fixed income ETFs are also informed by a relative value and “bottom up” approach, which takes into account various qualitative factors.

•	The sub-adviser uses a quantitative model to determine how much of the portfolio’s assets to allocate to each underlying equity ETF. The sub-adviser may in its discretion adjust, change, or even disregard the model at any time.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks. The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its ETF investments.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying ETF at any time. The portfolio may also invest in the institutional mutual fund share class of the equivalent ETFs. The portfolio may be a significant shareholder in certain underlying ETFs. The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.

PRINCIPAL RISKS:

Until July 1, 2015, the “Principal Risks” section of the Prospectus and Summary Prospectus relating to the portfolio is restated in its entirety as follows:

•	Active Trading – The portfolio is actively managed and may purchase and sell securities without regard to the length of time held. Active trading may have a negative impact on performance by increasing transaction costs and may generate greater amounts of net short-term capital gains, which, for shareholders holding shares in taxable accounts, would be subject to tax at ordinary income tax rates upon distribution.

•	Asset Allocation – The sub-adviser allocates the portfolio’s assets among various asset classes and underlying portfolios. These allocations may be unsuccessful in maximizing the portfolio’s return and/or avoiding investment losses, and may cause the portfolio to underperform.

•	Asset Class Variation – The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time, and the percentage of the portfolio’s assets invested in various underlying funds, the portfolio’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class.

•	Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio defaults or is downgraded, or is perceived to be less creditworthy, or if the value of any underlying assets declines, the value of your investment will typically decline. Below investment grade, high-yield debt securities (commonly known as “junk bonds”) have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

•	Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

•	Derivatives – Using derivatives exposes the portfolio to additional risks and can increase portfolio losses and reduce opportunities for gains when market prices, interest rates or the derivatives themselves behave in a way not anticipated by the portfolio. Using derivatives also can have a leveraging effect and increase portfolio volatility. The portfolio may also have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the portfolio. The portfolio’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

•	Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

•	Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline.

•	Extension – When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the portfolio’s share price to be more volatile.

•	Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•	Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

•	High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk bonds,” are securities that are rated below “investment grade” (that is, securities rated below Baa/BBB) or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

•	Interest Rate – Interest rates in the U.S. have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise, and therefore the value of your investment in the portfolio may also go down. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•	Leveraging – The value of your investment may be more volatile to the extent that the portfolio borrows or uses derivatives or other investments that have a leveraging effect on the portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have had. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.

•	Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible to sell, particularly during times of market turmoil. These illiquid investments may also be difficult to value. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss.

•	Manager – The portfolio is subject to the risk that the sub-adviser’s judgments and investment decisions, as well as the methods, tools, resources, information and data, and the analyses employed or relied on by the sub-adviser to make those judgments and decisions may be incorrect or otherwise may not produce the desired results. This could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

•	Market – The market prices of the portfolio’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The portfolio may experience a substantial or complete loss on any individual security. Financial markets in the U.S., Europe and elsewhere have experienced increased volatility and decreased liquidity since the global financial crisis began in 2008. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, or other related efforts in response to the crisis could negatively affect financial markets generally and increase market volatility as well as result in higher interest rates and reduce the value and liquidity of certain securities. This environment could make identifying investment risks and opportunities especially difficult for the sub-adviser. Whether or not the portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the portfolio’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and in some instances may contribute to decreased liquidity and increased volatility in the financial markets.

•	Model and Data – If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There can be no assurance that the use of Models will result in effective investment decisions for the portfolio.

•	Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the portfolio will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The portfolio also may lose any premium it paid on the security.

•	Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

•	Tactical and Strategic Asset Allocation – Tactical asset allocation strategy involves making short-term adjustments to the portfolio’s asset mix, utilizing the sub-adviser’s research on various risk and return considerations, in an effort to optimize returns relative to risks as market and economic conditions change. Strategic asset allocation strategy is similar, but with a somewhat longer-term outlook. These strategies tend to produce higher turnover than those that adhere to a longer term outlook, which may result in higher transaction costs. These strategies may not work as intended. The portfolio may not achieve its objective and may not perform as well as other portfolios using other asset management strategies.

•	Underlying Exchange Traded Funds – Because the portfolio invests its assets in various underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

Equity-based ETFs are subject to risks similar to those of stocks; fixed income-based ETFs are subject to risks similar to those of fixed-income securities. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up and down, and the portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may be above or below the shares’ net asset value; (ii) during periods of market volatility, the share prices of ETFs may deviate significantly from their NAVs; (iii) an active trading market for an ETF’s shares may not develop or be maintained; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

•	Valuation – The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology.

•	Volatility Constraints – The portfolio is subject to volatility constraints. Under these constraints, the maximum amount of exposure to the equities of the portfolio is based, in part, on the level of volatility of the equity markets. The constraints are intended to improve absolute and risk-adjusted returns but may not work as intended. The constraints may result in the portfolio not achieving its stated asset mix goal. The constraints are based on algorithms. If the algorithms prove to be incorrect or incomplete, any decisions made in reliance thereon expose the portfolio to additional risks. The use of algorithms has inherent risks, and the success of relying on or otherwise using an algorithm depends, among other things, on the validity, accuracy and completeness of the algorithm’s development, implementation and maintenance; on the algorithm’s assumptions and methodologies; and on the accuracy and reliability of the supplied data. Because market conditions change, sometimes rapidly and unpredictably, the success of the constraints also will be subject to the sub-adviser’s ability to implement the constraints in a timely and efficient manner. The constraints may result in periods of underperformance, may limit the portfolio’s ability to participate in rising markets and may increase transaction costs at the portfolio and/or underlying portfolio level. The constraints also serve to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The constraints also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to volatility constraints.

MANAGEMENT:

Until July 1, 2015, the “Management” section of the Prospectus and Summary Prospectus relating to the portfolio is supplemented and amended as follows:

Sub-Adviser:

Aegon USA Investment Management, LLC

Portfolio Managers:

Doug Weih, CFA, Lead Portfolio Manager since 2015

David Halfpap, CFA, Portfolio Manager since 2012

Frank Rybinski, CFA, Portfolio Manager since 2012

MORE ON EACH PORTFOLIO’S STRATEGIES AND INVESTMENTS:

Until July 1, 2015, the “More on Each Portfolio’s Strategies and Investments” section relating to the portfolio is restated in its entirety as follows:

Transamerica Aegon Active Asset Allocation – Moderate VP: The portfolio seeks to achieve its investment objective by investing in assets primarily in a combination of underlying exchange traded funds (“ETFs”).

ETFs are investment vehicles traded intraday on stock exchanges that generally hold baskets of securities, such as stocks or bonds. Most ETFs attempt to replicate the performance of a stock or bond index.

•

Under normal circumstances, the sub-adviser expects to allocate substantially all of the portfolio’s assets among underlying ETFs to achieve targeted exposure to domestic equities, international equities and domestic bonds. The portfolio expects that, over the long-term, the portfolio’s allocation will average approximately 50% of the portfolio’s net assets in ETFs that invest primarily in global equities and approximately 50% of net assets in ETFs that invest primarily in U.S. fixed income securities. The portfolio and the investment process described below are subject to volatility constraints. Based on these constraints, the level of volatility of the equity markets, changes in volatility and the level of interest rates, the portfolio’s sub-adviser may increase the equity exposure to approximately 70% of the portfolio’s net assets or may decrease the equity exposure to approximately 25% of net assets, and may increase fixed income exposure to approximately 75% of net assets or may decrease fixed income exposure to approximately 30% of net assets. Under these constraints, the portfolio’s maximum amount of equity exposure is based, in part, on the level of equity market volatility. Notwithstanding the constraints, the sub-adviser may elect to allocate fewer assets to equities when it believes it is advisable to do so. The constraints may result in the portfolio not achieving its stated asset mix goal.

•	The sub-adviser utilizes tactical and strategic asset allocation strategies in making overall equity and fixed income allocation decisions and selecting individual fixed income ETFs to populate the fixed income allocation. The sub-adviser’s tactical asset allocation strategy involves making short-term adjustments to the portfolio’s asset mix, utilizing the sub-adviser’s research on various risk and return considerations, in an effort to optimize returns relative to risks as market and economic conditions change. The sub-adviser’s strategic asset allocation strategy is similar, but with a somewhat longer-term outlook. The sub-adviser’s equity/fixed income allocation decisions as well as selections of individual fixed income ETFs may be driven by strategic or tactical considerations.

•	The sub-adviser actively and tactically rotates the portfolio’s assets among various asset classes in an effort to take advantage of changing economic conditions that the sub-adviser believes favor one asset class over another. Based on the analysis of various economic indicators, the sub-adviser will increase the allocation to the asset classes that the sub-adviser believes have a higher probability of contributing to outperformance relative to the portfolio’s benchmark. Tactical strategies tend to have higher turnover than index or other strategies that adhere to a long term allocation.

•	The sub-adviser employs a global “top down” approach in which the sub-adviser analyzes various factors that affect the movement of markets and securities prices worldwide. This qualitative “top-down” approach, in addition to the sub-adviser’s tactical and strategic asset allocation strategies, assist the sub-adviser in choosing allocations to asset classes and to individual fixed income ETFs. Allocations to fixed income ETFs are also informed by a relative value and “bottom up” approach, which takes into account various qualitative factors.

•	The sub-adviser uses a quantitative model to determine how much of the portfolio’s assets to allocate to each underlying equity ETF. The sub-adviser may in its discretion adjust, change, or even disregard the model at any time.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks. The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its ETF investments.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying ETF at any time. The portfolio may also invest in the institutional mutual fund share class of the equivalent ETFs. The portfolio may be a significant shareholder in certain underlying ETFs. The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.

The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.

As a consequence of its investment strategies and policies, the portfolio may be a significant shareholder in certain underlying ETFs.

The portfolio may invest its assets directly, or through ETFs, in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.

SUB-ADVISER:

Until July 1, 2015, the “Shareholder Information – Sub-adviser(s)” section of the Prospectus relating to the portfolio is restated in its entirety as follows:

Portfolio	Sub-Adviser	Sub-Adviser Address
Transamerica Aegon Active Asset Allocation - Moderate VP	Aegon USA Investment Management, LLC	4333 Edgewood Road NE Cedar Rapids, IA 52499

PORTFOLIO MANAGERS:

Until July 1, 2015, the “Shareholder Information - Portfolio Manager(s)” section of the Prospectus relating to the portfolio is restated in its entirety as follows:

Name	Sub-Adviser	Positions Over Past Five Years
Doug Weih, CFA	Aegon USA Investment Management, LLC	Lead Portfolio Manager of the portfolio since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2003; Head of U.S. Public Fixed Income since 2015; Director of Public Securitized Bonds since 2009

David Halfpap, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2012; Portfolio Manager with Aegon USA Investment Management, LLC since 1979; Senior Vice President (1995 – present); Head of Investment Strategy and Co-Head of Global Strategy since 2011; Member of Pension Investment Committee

Frank Rybinski, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2012; Joined Aegon USA Investment Management, LLC in 2008; Portfolio Manager and Credit Strategist; Prior to 2008, Credit Analyst at UBS Investment Bank

ADVISORY FEES:

Until July 1, 2015, TAM will receive compensation, calculated daily and paid monthly, at the indicated annual rates (expressed as a percentage of the portfolio’s average daily net assets):

First $50 million	0.55%
Over $50 million up to $250 million	0.53%
Over $250 million	0.51%

* * *

Transamerica Vanguard ETF Portfolio – Conservative VP

(the “portfolio”)

Effective July 1, 2015, Milliman Financial Risk Management LLC will replace Aegon USA Investment Management, LLC as the portfolio’s sub-adviser. Effective July 1, 2015, in connection with the change in sub-adviser, the portfolio’s principal investment strategies, principal risks and fees and expenses will change, and the portfolio will change its name to Transamerica Managed Risk – Conservative ETF VP. The portfolio will also have a lower advisory fee schedule. The portfolio’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), investment objective and benchmark indexes will remain the same.

Until July 1, 2015, the following information supplements and supersedes any contrary information contained in the Prospectus and Summary Prospectus dated May 1, 2015 concerning the portfolio.

FUND NAME:

Until July 1, 2015, all references to “Transamerica Managed Risk – Conservative ETF VP” in the Prospectus and Summary Prospectus refer to “Transamerica Vanguard ETF Portfolio – Conservative VP.”

FEES AND EXPENSES:

Until July 1, 2015, the “Fees and Expenses” section of the Prospectus and Summary Prospectus relating to the portfolio is restated in its entirety as follows:

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)

Class of Shares
	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class of Shares
	Initial	Service
Management fees	0.29%	0.29%
Distribution and service (12b-1) fees	0.00%	0.25%
Other expenses	0.05%	0.05%
Acquired fund fees and expenses	0.09%	0.09%
Total annual fund operating expenses[1]	0.43%	0.68%

[1]	Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds’ fees and expenses.

EXAMPLE:

Until July 1, 2015, the “Example” section of the Prospectus and Summary Prospectus relating to the portfolio is restated in its entirety as follows:

Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
Initial	$44	$171	$309	$711
Service	$69	$218	$379	$847

PRINCIPAL INVESTMENT STRATEGIES:

Until July 1, 2015, the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus relating to the portfolio is restated in its entirety as follows:

The portfolio’s sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange traded funds (“ETFs”).

•

Under normal circumstances, the portfolio will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in ETFs. The portfolio will invest primarily in Vanguard ETFs. As described in more detail below, the portfolio expects to allocate substantially all of its assets among underlying equity and fixed income ETFs in an effort to track the performance of specified equity and fixed income benchmark indexes and achieve targeted exposure to domestic equities, international equities and domestic bonds. The portfolio intends to achieve a mix over time of approximately 35% of its net assets in ETFs that invest primarily in equities and 65% of its net assets in ETFs that invest primarily in fixed income securities. These percentages may vary. The portfolio and the investment process described below are subject to volatility constraints. Based on these constraints, the level of volatility of the equity markets, changes in volatility and the level of interest rates, the sub-adviser may increase equity exposure to approximately 50% of the portfolio’s net assets or may decrease equity exposure to approximately 15% of net assets and may increase fixed income exposure to approximately 85% of net assets or may decrease fixed income exposure to approximately 50% of net assets. Under these constraints, the portfolio’s maximum amount of equity exposure is based on the level of equity market volatility. Notwithstanding the constraints, the sub-adviser may elect to allocate fewer assets to equities when it believes it is advisable to do so. The constraints may result in the portfolio not achieving its stated asset mix goal.

•	In determining the portfolio’s overall equity and fixed income exposures, the sub-adviser employs a global “top down” approach in which the sub-adviser analyzes various factors that affect the movement of markets and securities prices worldwide.

•	In selecting individual ETFs for investment, the portfolio follows a passively managed approach in which it seeks to track its equity and fixed income benchmark indexes. More specifically, the sub-adviser attempts to select a combination of fixed income ETFs which approximate the investment characteristics and performance of a specified fixed income benchmark index and a combination of equity ETFs which approximate the investment characteristics and performance of a specified equity benchmark index.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying ETF at any time. The portfolio may also invest in institutional mutual funds. The portfolio may be a significant shareholder in certain underlying ETFs. The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.

PRINCIPAL RISKS:

Until July 1, 2015, the “Principal Risks” section of the Prospectus and Summary Prospectus relating to the portfolio is restated in its entirety as follows:

•	Asset Allocation – The sub-adviser allocates the portfolio’s assets among various asset classes and underlying portfolios. These allocations may be unsuccessful in maximizing the portfolio’s return and/or avoiding investment losses, and may cause the portfolio to underperform.

•	Asset Class Variation – The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time, and the percentage of the portfolio’s assets invested in various underlying funds, the portfolio’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class.

•	Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio defaults or is downgraded, or is perceived to be less creditworthy, or if the value of any underlying assets declines, the value of your investment will typically decline. Below investment grade, high-yield debt securities (commonly known as “junk bonds”) have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

•	Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation

•	Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline.

•	Extension – When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the portfolio’s share price to be more volatile.

•	Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•	Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

•	Interest Rate – Interest rates in the U.S. have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise, and therefore the value of your investment in the portfolio may also go down. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•	Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible to sell, particularly during times of market turmoil. These illiquid investments may also be difficult to value. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss.

•	Manager – The portfolio is subject to the risk that the sub-adviser’s judgments and investment decisions, as well as the methods, tools, resources, information and data, and the analyses employed or relied on by the sub-adviser to make those judgments and decisions may be incorrect or otherwise may not produce the desired results. This could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

•

Market – The market prices of the portfolio’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The portfolio may experience a substantial or complete loss on any individual security. Financial markets in the U.S., Europe and elsewhere have experienced increased volatility and decreased liquidity since the global financial crisis began in 2008. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. More recently, the

Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, or other related efforts in response to the crisis could negatively affect financial markets generally and increase market volatility as well as result in higher interest rates and reduce the value and liquidity of certain securities. This environment could make identifying investment risks and opportunities especially difficult for the sub-adviser. Whether or not the portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the portfolio’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and in some instances may contribute to decreased liquidity and increased volatility in the financial markets.

•	Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the portfolio will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The portfolio also may lose any premium it paid on the security.

•	Underlying Exchange Traded Funds – Because the portfolio invests its assets in various underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

Equity-based ETFs are subject to risks similar to those of stocks; fixed income-based ETFs are subject to risks similar to those of fixed-income securities. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up and down, and the portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may be above or below the shares’ net asset value; (ii) during periods of market volatility, the share prices of ETFs may deviate significantly from their NAVs; (iii) an active trading market for an ETF’s shares may not develop or be maintained; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

•	Valuation – The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology.

•	Volatility Constraints – The portfolio is subject to volatility constraints. Under these constraints, the maximum amount of exposure to the equities of the portfolio is based, in part, on the level of volatility of the equity markets. The constraints are intended to improve absolute and risk-adjusted returns but may not work as intended. The constraints may result in the portfolio not achieving its stated asset mix goal. The constraints are based on algorithms. If the algorithms prove to be incorrect or incomplete, any decisions made in reliance thereon expose the portfolio to additional risks. The use of algorithms has inherent risks, and the success of relying on or otherwise using an algorithm depends, among other things, on the validity, accuracy and completeness of the algorithm’s development, implementation and maintenance; on the algorithm’s assumptions and methodologies; and on the accuracy and reliability of the supplied data. Because market conditions change, sometimes rapidly and unpredictably, the success of the constraints also will be subject to the sub-adviser’s ability to implement the constraints in a timely and efficient manner. The constraints may result in periods of underperformance, may limit the portfolio’s ability to participate in rising markets and may increase transaction costs at the portfolio and/or underlying portfolio level. The constraints also serve to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The constraints also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to volatility constraints.

MANAGEMENT:

Until July 1, 2015, the “Management” section of the Prospectus and Summary Prospectus relating to the portfolio is supplemented and amended as follows:

Sub-Adviser:

Aegon USA Investment Management, LLC

Portfolio Managers:

Doug Weih, CFA, Lead Portfolio Manager since 2015

David Halfpap, CFA, Portfolio Manager since 2012

Frank Rybinski, CFA, Portfolio Manager since 2012

MORE ON EACH PORTFOLIO’S STRATEGIES AND INVESTMENTS:

Until July 1, 2015, the “More on Each Portfolio’s Strategies and Investments” section of the Prospectus relating to the portfolio is restated in its entirety as follows:

Transamerica Vanguard ETF Portfolio—Conservative VP: The portfolio seeks to achieve its objective by investing its assets primarily in a combination of underlying exchange traded funds (“ETFs”).

ETFs are investment vehicles traded intraday on stock exchanges that generally hold baskets of securities, such as stocks or bonds. Most ETFs attempt to replicate the performance of a stock or bond index.

In seeking to achieve its investment objective, the portfolio follows these investment strategies:

•	Under normal circumstances, the portfolio will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in ETFs. The portfolio will invest primarily in Vanguard ETFs. As described in more detail below, the portfolio expects to allocate substantially all of its assets among underlying equity and fixed income ETFs in an effort to track the performance of specified equity and fixed income benchmark indexes and achieve targeted exposure to domestic equities, international equities and domestic bonds. The portfolio intends to achieve a mix over time of approximately 35% of its net assets in ETFs that invest primarily in equities and 65% of its net assets in ETFs that invest primarily in fixed income securities. These percentages may vary. The portfolio and the investment process described below are subject to volatility constraints. Based on these constraints, the level of volatility of the equity markets, changes in volatility and the level of interest rates, the sub-adviser may increase equity exposure to approximately 50% of the portfolio’s net assets or may decrease equity exposure to approximately 15% of net assets and may increase fixed income exposure to approximately 85% of net assets or may decrease fixed income exposure to approximately 50% of net assets. Under these constraints, the portfolio’s maximum amount of equity exposure is based on the level of equity market volatility. Notwithstanding the constraints, the sub-adviser may elect to allocate fewer assets to equities when it believes it is advisable to do so. The constraints may result in the portfolio not achieving its stated asset mix goal.

•	In determining the portfolio’s overall equity and fixed income exposures, the sub-adviser employs a global “top down” approach in which the sub-adviser analyzes various factors that affect the movement of markets and securities prices worldwide.

•	In selecting individual ETFs for investment, the portfolio follows a passively managed approach in which it seeks to track its equity and fixed income benchmark indexes. More specifically, the sub-adviser attempts to select a combination of fixed income ETFs which approximate the investment characteristics and performance of a specified fixed income benchmark index and a combination of equity ETFs which approximate the investment characteristics and performance of a specified equity benchmark index.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks.

SUB-ADVISER:

Until July 1, 2015, the “Shareholder Information – Sub-adviser(s)” section of the Prospectus relating to the portfolio is restated in its entirety as follows:

Portfolio	Sub-Adviser	Sub-Adviser Address
Transamerica Vanguard ETF Portfolio—Conservative VP	Aegon USA Investment Management, LLC	4333 Edgewood Road NE Cedar Rapids, IA 52499

PORTFOLIO MANAGERS:

Until July 1, 2015, the “Shareholder Information—Portfolio Manager(s)” section of the Prospectus relating to the portfolio is restated in its entirety as follows:

Name	Sub-Adviser	Positions Over Past Five Years
Doug Weih, CFA	Aegon USA Investment Management, LLC	Lead Portfolio Manager of the portfolio since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2003; Head of U.S. Public Fixed Income since 2015; Director of Public Securitized Bonds since 2009

David Halfpap, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2012; Portfolio Manager with Aegon USA Investment Management, LLC since 1979; Senior Vice President (1995 – present); Head of Investment Strategy and Co-Head of Global Strategy since 2011; Member of Pension Investment Committee

Frank Rybinski, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2012; Joined Aegon USA Investment Management, LLC in 2008; Portfolio Manager and Credit Strategist; Prior to 2008, Credit Analyst at UBS Investment Bank

ADVISORY FEES:

Until July 1, 2015, TAM will receive compensation, calculated daily and paid monthly, at the indicated annual rates (expressed as a percentage of the portfolio’s average daily net assets):

First $50 million	0.32%
Over $50 million up to $250 million	0.30%
Over $250 million	0.28%

* * *

Transamerica Vanguard ETF Portfolio – Balanced VP

(the “portfolio”)

Effective July 1, 2015, Milliman Financial Risk Management LLC will replace Aegon USA Investment Management, LLC as the portfolio’s sub-adviser. Effective July 1, 2015, in connection with the change in sub-adviser, the portfolio’s principal investment strategies, principal risks and fees and expenses will change, and the portfolio will change its name to Transamerica Managed Risk – Balanced ETF VP. The portfolio will also have a lower advisory fee schedule. The portfolio’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), investment objective and benchmark indexes will remain the same.

Until July 1, 2015, the following information supplements and supersedes any contrary information contained in the Prospectus and Summary Prospectus dated May 1, 2015 concerning the portfolio.

FUND NAME:

Effective until July 1, 2015, all references to “Transamerica Managed Risk – Balanced ETF VP” in the Prospectus and Summary Prospectus refer to “Transamerica Vanguard ETF Portfolio – Balanced VP.”

FEES AND EXPENSES:

Until July 1, 2015, the “Fees and Expenses” section of the Prospectus and Summary Prospectus relating to the portfolio is restated in its entirety as follows:

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)

Class of Shares
	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class of Shares
	Initial	Service
Management fees	0.28%	0.28%
Distribution and service (12b-1) fees	0.00%	0.25%
Other expenses	0.05%	0.05%
Acquired fund fees and expenses	0.10%	0.10%
Total annual fund operating expenses[1]	0.43%	0.68%

[1]	Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds’ fees and expenses.

EXAMPLE:

Until July 1, 2015, the “Example” section of the Prospectus and Summary Prospectus relating to the portfolio is restated in its entirety as follows:

Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
Initial	$44	$171	$309	$711
Service	$69	$218	$379	$847

PRINCIPAL INVESTMENT STRATEGIES:

Until July 1, 2015, the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus relating to the portfolio is restated in its entirety as follows:

The portfolio’s sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange traded funds (“ETFs”).

•	Under normal circumstances, the portfolio will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in ETFs. The portfolio will invest primarily in Vanguard ETFs. As described in more detail below, the portfolio expects to allocate substantially all of its assets among underlying equity and fixed income ETFs in an effort to track the performance of specified equity and fixed income benchmark indexes and achieve targeted exposure to domestic equities, international equities and domestic bonds. The portfolio intends to achieve a mix over time of approximately 50% of its net assets in ETFs that invest primarily in equities and 50% of its net assets in ETFs that invest primarily in fixed income securities. These percentages may vary. The portfolio and the investment process described below are subject to volatility constraints. Based on these constraints, the level of volatility of the equity markets, changes in volatility and the level of interest rates, the sub-adviser may increase equity exposure to approximately 70% of the portfolio’s net assets or may decrease equity exposure to approximately 25% of net assets and may increase fixed income exposure to approximately 75% of net assets or may decrease fixed income exposure to approximately 30% of net assets. Under these constraints, the portfolio’s maximum amount of equity exposure is based, in part, on the level of equity market volatility. Notwithstanding the constraints, the sub-adviser may elect to allocate fewer assets to equities when it believes it is advisable to do so. The constraints may result in the portfolio not achieving its stated asset mix goal.

•	In determining the portfolio’s overall equity and fixed income exposures, the sub-adviser employs a global “top down” approach in which the sub-adviser analyzes various factors that affect the movement of markets and securities prices worldwide. In selecting individual ETFs for investment, the portfolio follows a passively managed approach in which it seeks to track its equity and fixed income benchmark indexes. More specifically, the sub-adviser attempts to select a combination of fixed income ETFs which approximate the investment characteristics and performance of a specified fixed income benchmark index and a combination of equity ETFs which approximate the investment characteristics and performance of a specified equity benchmark index.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying ETF at any time. The portfolio may also invest in institutional mutual funds. The portfolio may be a significant shareholder in certain underlying ETFs. The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.

PRINCIPAL RISKS:

Until July 1, 2015, the “Principal Risks” section of the Prospectus and Summary Prospectus relating to the portfolio is restated in its entirety as follows:

•	Asset Allocation – The sub-adviser allocates the portfolio’s assets among various asset classes and underlying portfolios. These allocations may be unsuccessful in maximizing the portfolio’s return and/or avoiding investment losses, and may cause the portfolio to underperform.

•	Asset Class Variation – The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time, and the percentage of the portfolio’s assets invested in various underlying funds, the portfolio’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class.

•	Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio defaults or is downgraded, or is perceived to be less creditworthy, or if the value of any underlying assets declines, the value of your investment will typically decline. Below investment grade, high-yield debt securities (commonly known as “junk bonds”) have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

•	Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

•	Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline.

•	Extension – When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the portfolio’s share price to be more volatile.

•	Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•	Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

•	Interest Rate – Interest rates in the U.S. have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise, and therefore the value of your investment in the portfolio may also go down. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•	Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible to sell, particularly during times of market turmoil. These illiquid investments may also be difficult to value. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss.

•	Manager – The portfolio is subject to the risk that the sub-adviser’s judgments and investment decisions, as well as the methods, tools, resources, information and data, and the analyses employed or relied on by the sub-adviser to make those judgments and decisions may be incorrect or otherwise may not produce the desired results. This could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

•	Market – The market prices of the portfolio’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The portfolio may experience a substantial or complete loss on any individual security. Financial markets in the U.S., Europe and elsewhere have experienced increased volatility and decreased liquidity since the global financial crisis began in 2008. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, or other related efforts in response to the crisis could negatively affect financial markets generally and increase market volatility as well as result in higher interest rates and reduce the value and liquidity of certain securities. This environment could make identifying investment risks and opportunities especially difficult for the sub-adviser. Whether or not the portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the portfolio’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and in some instances may contribute to decreased liquidity and increased volatility in the financial markets.

•	Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the portfolio will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The portfolio also may lose any premium it paid on the security.

•	Underlying Exchange Traded Funds – Because the portfolio invests its assets in various underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

Equity-based ETFs are subject to risks similar to those of stocks; fixed income-based ETFs are subject to risks similar to those of fixed-income securities. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up and down, and the portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may be above or below the shares’ net asset value; (ii) during periods of market volatility, the share prices of ETFs may deviate significantly from their NAVs; (iii) an active trading market for an ETF’s shares may not develop or be maintained; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

•	Valuation – The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology.

•

Volatility Constraints – The portfolio is subject to volatility constraints. Under these constraints, the maximum amount of exposure to the equities of the portfolio is based, in part, on the level of volatility of the equity markets. The constraints are intended to improve absolute and risk-adjusted returns but may not work as intended. The constraints may result in the portfolio not achieving its stated asset mix goal. The constraints are based on algorithms. If the algorithms prove to be incorrect or incomplete, any decisions made in reliance thereon expose the portfolio to additional risks. The use of algorithms has inherent risks, and the success of relying on or otherwise using an algorithm depends, among other things, on the validity, accuracy and completeness of the algorithm’s development, implementation and maintenance; on the algorithm’s assumptions and methodologies; and on the accuracy and reliability of the supplied data. Because market conditions change, sometimes rapidly and unpredictably, the success of the constraints also will be subject to the sub-adviser’s ability to implement the constraints in a timely and efficient manner. The constraints may result in periods of underperformance, may limit the portfolio’s ability to participate in rising markets and may increase transaction costs at the portfolio and/or underlying portfolio level. The constraints also serve to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The constraints also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to volatility constraints.

MANAGEMENT:

Until July 1, 2015, the “Management” section of the Prospectus and Summary Prospectus relating to the portfolio is supplemented and amended as follows:

Sub-Adviser:

Aegon USA Investment Management, LLC

Portfolio Managers:

Doug Weih, CFA, Lead Portfolio Manager since 2015

David Halfpap, CFA, Portfolio Manager since 2012

Frank Rybinski, CFA, Portfolio Manager since 2012

MORE ON EACH PORTFOLIO’S STRATEGIES AND INVESTMENTS:

Until July 1, 2015, the “More on Each Portfolio’s Strategies and Investments” section of the Prospectus relating to the portfolio is restated in its entirety as follows:

Transamerica Vanguard ETF Portfolio—Balanced VP: The portfolio seeks to achieve its objective by investing its assets primarily in a combination of underlying exchange traded funds (“ETFs”) and/or institutional mutual funds.

ETFs are investment vehicles traded intraday on stock exchanges that generally hold baskets of securities, such as stocks or bonds. Most ETFs attempt to replicate the performance of a stock or bond index.

In seeking to achieve its investment objective, the portfolio follows these investment strategies:

•	Under normal circumstances, the portfolio will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in ETFs. The portfolio will invest primarily in Vanguard ETFs. As described in more detail below, the portfolio expects to allocate substantially all of its assets among underlying equity and fixed income ETFs in an effort to track the performance of specified equity and fixed income benchmark indexes and achieve targeted exposure to domestic equities, international equities and domestic bonds. The portfolio intends to achieve a mix over time of approximately 50% of its net assets in ETFs that invest primarily in equities and 50% of its net assets in ETFs that invest primarily in fixed income securities. These percentages may vary. The portfolio and the investment process described below are subject to volatility constraints. Based on these constraints, the level of volatility of the equity markets, changes in volatility and the level of interest rates, the sub-adviser may increase equity exposure to approximately 70% of the portfolio’s net assets or may decrease equity exposure to approximately 25% of net assets and may increase fixed income exposure to approximately 75% of net assets or may decrease fixed income exposure to approximately 30% of net assets. Under these constraints, the portfolio’s maximum amount of equity exposure is based, in part, on the level of equity market volatility. Notwithstanding the constraints, the sub-adviser may elect to allocate fewer assets to equities when it believes it is advisable to do so. The constraints may result in the portfolio not achieving its stated asset mix goal.

•	In determining the portfolio’s overall equity and fixed income exposures, the sub-adviser employs a global “top down” approach in which the sub-adviser analyzes various factors that affect the movement of markets and securities prices worldwide.

•	In selecting individual ETFs for investment, the portfolio follows a passively managed approach in which it seeks to track its equity and fixed income benchmark indexes. More specifically, the sub-adviser attempts to select a combination of fixed income ETFs which approximate the investment characteristics and performance of a specified fixed income benchmark index and a combination of equity ETFs which approximate the investment characteristics and performance of a specified equity benchmark index.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks.

SUB-ADVISER:

Until July 1, 2015, the “Shareholder Information – Sub-adviser(s)” section of the Prospectus relating to the portfolio is restated in its entirety as follows:

Portfolio	Sub-Adviser	Sub-Adviser Address
Transamerica Vanguard ETF Portfolio—Balanced VP	Aegon USA Investment Management, LLC	4333 Edgewood Road NE Cedar Rapids, IA 52499

PORTFOLIO MANAGERS:

Until July 1, 2015, the “Shareholder Information—Portfolio Manager(s)” section of the Prospectus relating to the portfolio is restated in its entirety as follows:

Name	Sub-Adviser	Positions Over Past Five Years
Doug Weih, CFA	Aegon USA Investment Management, LLC	Lead Portfolio Manager of the portfolio since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2003; Head of U.S. Public Fixed Income since 2015; Director of Public Securitized Bonds since 2009

David Halfpap, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2012; Portfolio Manager with Aegon USA Investment Management, LLC since 1979; Senior Vice President (1995 – present); Head of Investment Strategy and Co-Head of Global Strategy since 2011; Member of Pension Investment Committee

Frank Rybinski, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2012; Joined Aegon USA Investment Management, LLC in 2008; Portfolio Manager and Credit Strategist; Prior to 2008, Credit Analyst at UBS Investment Bank

ADVISORY FEES:

Until July 1, 2015, TAM will receive compensation, calculated daily and paid monthly, at the indicated annual rates (expressed as a percentage of the portfolio’s average daily net assets):

First $50 million	0.32%
Over $50 million up to $250 million	0.30%
Over $250 million	0.28%

* * *

Transamerica Vanguard ETF Portfolio – Growth VP

(the “portfolio”)

Effective July 1, 2015, Milliman Financial Risk Management LLC will replace Aegon USA Investment Management, LLC as the portfolio’s sub-adviser. Effective July 1, 2015, in connection with the change in sub-adviser, the portfolio’s principal investment strategies, principal risks and fees and expenses will change, and the portfolio will change its name to Transamerica Managed Risk – Growth ETF VP. The portfolio will also have a lower advisory fee schedule. The portfolio’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), investment objective and benchmark indexes will remain the same.

Until July 1, 2015, the following information supplements and supersedes any contrary information contained in the Prospectus and Summary Prospectus dated May 1, 2015 concerning the portfolio.

FUND NAME:

Until July 1, 2015, all references to “Transamerica Managed Risk – Growth ETF VP” in the Prospectus and Summary Prospectus refer to “Transamerica Vanguard ETF Portfolio – Growth VP.”

FEES AND EXPENSES:

Until July 1, 2015, the “Fees and Expenses” section of the Prospectus and Summary Prospectus relating to the portfolio is restated in its entirety as follows:

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)

Class of Shares
	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class of Shares
	Initial	Service
Management fees	0.28%	0.28%
Distribution and service (12b-1) fees	0.00%	0.25%
Other expenses	0.05%	0.05%
Acquired fund fees and expenses	0.12%	0.12%
Total annual fund operating expenses[1]	0.45%	0.70%

1.	Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds’ fees and expenses.

EXAMPLE:

Until July 1, 2015, the “Example” section of the Prospectus and Summary Prospectus relating to the portfolio is restated in its entirety as follows:

Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
Initial	$46	$177	$320	$736
Service	$72	$224	$390	$871

PRINCIPAL INVESTMENT STRATEGIES:

Until July 1, 2015, the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus relating to the portfolio is restated in its entirety as follows:

The portfolio’s sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange traded funds (“ETFs”).

•	Under normal circumstances, the portfolio will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in ETFs. The portfolio will invest primarily in Vanguard ETFs. As described in more detail below, the portfolio expects to allocate substantially all of its assets among underlying equity and fixed income ETFs in an effort to track the performance of specified equity and fixed income benchmark indexes and achieve targeted exposure to domestic equities, international equities and domestic bonds. The portfolio intends to achieve a mix over time of approximately 75% of its net assets in ETFs that invest primarily in equities and 25% of its net assets in ETFs that invest primarily in fixed income securities. These percentages may vary. The portfolio and the investment process described below are subject to volatility constraints. Based on these constraints, the level of volatility of the equity markets, changes in volatility and the level of interest rates, the sub-adviser may increase equity exposure to approximately 100% of the portfolio’s net assets or may decrease equity exposure to approximately 35% of net assets and may increase fixed income exposure to approximately 65% of net assets or may decrease fixed income exposure to approximately 0% of net assets. Under these constraints, the portfolio’s maximum amount of equity exposure is based, in part, on the level of equity market volatility. Notwithstanding the constraints, the sub-adviser may elect to allocate fewer assets to equities when it believes it is advisable to do so. The constraints may result in the portfolio not achieving its stated asset mix goal.

•	In determining the portfolio’s overall equity and fixed income exposures, the sub-adviser employs a global “top down” approach in which the sub-adviser analyzes various factors that affect the movement of markets and securities prices worldwide.

•	In selecting individual ETFs for investment, the portfolio follows a passively managed approach in which it seeks to track its equity and fixed income benchmark indexes. More specifically, the sub-adviser attempts to select a combination of fixed income ETFs which approximate the investment characteristics and performance of a specified fixed income benchmark index and a combination of equity ETFs which approximate the investment characteristics and performance of a specified equity benchmark index.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying ETF at any time. The portfolio may also invest in institutional mutual funds. The portfolio may be a significant shareholder in certain underlying ETFs. The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.

PRINCIPAL RISKS:

Until July 1, 2015, the “Principal Risks” section of the Prospectus and Summary Prospectus relating to the portfolio is restated in its entirety as follows:

•	Asset Allocation – The sub-adviser allocates the portfolio’s assets among various asset classes and underlying portfolios. These allocations may be unsuccessful in maximizing the portfolio’s return and/or avoiding investment losses, and may cause the portfolio to underperform.

•	Asset Class Variation – The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time, and the percentage of the portfolio’s assets invested in various underlying funds, the portfolio’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class.

•	Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio defaults or is downgraded, or is perceived to be less creditworthy, or if the value of any underlying assets declines, the value of your investment will typically decline. Below investment grade, high-yield debt securities (commonly known as “junk bonds”) have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

•	Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

•	Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline.

•	Extension – When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the portfolio’s share price to be more volatile.

•	Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•	Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

•	Interest Rate – Interest rates in the U.S. have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise, and therefore the value of your investment in the portfolio may also go down. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•	Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible to sell, particularly during times of market turmoil. These illiquid investments may also be difficult to value. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss.

•	Manager – The portfolio is subject to the risk that the sub-adviser’s judgments and investment decisions, as well as the methods, tools, resources, information and data, and the analyses employed or relied on by the sub-adviser to make those judgments and decisions may be incorrect or otherwise may not produce the desired results. This could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

•	Market – The market prices of the portfolio’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The portfolio may experience a substantial or complete loss on any individual security. Financial markets in the U.S., Europe and elsewhere have experienced increased volatility and decreased liquidity since the global financial crisis began in 2008. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, or other related efforts in response to the crisis could negatively affect financial markets generally and increase market volatility as well as result in higher interest rates and reduce the value and liquidity of certain securities. This environment could make identifying investment risks and opportunities especially difficult for the sub-adviser. Whether or not the portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the portfolio’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and in some instances may contribute to decreased liquidity and increased volatility in the financial markets.

•	Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the portfolio will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The portfolio also may lose any premium it paid on the security.

•	Underlying Exchange Traded Funds – Because the portfolio invests its assets in various underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

Equity-based ETFs are subject to risks similar to those of stocks; fixed income-based ETFs are subject to risks similar to those of fixed-income securities. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up and down, and the portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may be above or below the shares’ net asset value; (ii) during periods of market volatility, the share prices of ETFs may deviate significantly from their NAVs; (iii) an active trading market for an ETF’s shares may not develop or be maintained; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

•	Valuation – The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology.

•	Volatility Constraints – The portfolio is subject to volatility constraints. Under these constraints, the maximum amount of exposure to the equities of the portfolio is based, in part, on the level of volatility of the equity markets. The constraints are intended to improve absolute and risk-adjusted returns but may not work as intended. The constraints may result in the portfolio not achieving its stated asset mix goal. The constraints are based on algorithms. If the algorithms prove to be incorrect or incomplete, any decisions made in reliance thereon expose the portfolio to additional risks. The use of algorithms has inherent risks, and the success of relying on or otherwise using an algorithm depends, among other things, on the validity, accuracy and completeness of the algorithm’s development, implementation and maintenance; on the algorithm’s assumptions and methodologies; and on the accuracy and reliability of the supplied data. Because market conditions change, sometimes rapidly and unpredictably, the success of the constraints also will be subject to the sub-adviser’s ability to implement the constraints in a timely and efficient manner. The constraints may result in periods of underperformance, may limit the portfolio’s ability to participate in rising markets and may increase transaction costs at the portfolio and/or underlying portfolio level. The constraints also serve to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The constraints also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to volatility constraints.

MANAGEMENT:

Until July 1, 2015, the “Management” section of the Prospectus and Summary Prospectus relating to the portfolio is supplemented and amended as follows:

Sub-Adviser:

Aegon USA Investment Management, LLC

Portfolio Managers:

Doug Weih, CFA, Lead Portfolio Manager since 2015

David Halfpap, CFA, Portfolio Manager since 2012

Frank Rybinski, CFA, Portfolio Manager since 2012

MORE ON EACH PORTFOLIO’S STRATEGIES AND INVESTMENTS

Until July 1, 2015, the “More on Each Portfolio’s Strategies and Investments” section of the Prospectus relating to the portfolio is restated in its entirety as follows:

Transamerica Vanguard ETF Portfolio—Growth VP: The portfolio seeks to achieve its objective by investing its assets primarily in a combination of underlying exchange traded funds (“ETFs”) and/or institutional mutual funds.

ETFs are investment vehicles traded intraday on stock exchanges that generally hold baskets of securities, such as stocks or bonds. Most ETFs attempt to replicate the performance of a stock or bond index.

In seeking to achieve its investment objective, the portfolio follows these investment strategies:

•	Under normal circumstances, the portfolio will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in ETFs. The portfolio will invest primarily in Vanguard ETFs. As described in more detail below, the portfolio expects to allocate substantially all of its assets among underlying equity and fixed income ETFs in an effort to track the performance of specified equity and fixed income benchmark indexes and achieve targeted exposure to domestic equities, international equities and domestic bonds. The portfolio intends to achieve a mix over time of approximately 75% of its net assets in ETFs that invest primarily in equities and 25% of its net assets in ETFs that invest primarily in fixed income securities. These percentages may vary. The portfolio and the investment process described below are subject to volatility constraints. Based on these constraints, the level of volatility of the equity markets, changes in volatility and the level of interest rates, the sub-adviser may increase equity exposure to approximately 100% of the portfolio’s net assets or may decrease equity exposure to approximately 35% of net assets and may increase fixed income exposure to approximately 65% of net assets or may decrease fixed income exposure to approximately 0% of net assets. Under these constraints, the portfolio’s maximum amount of equity exposure is based, in part, on the level of equity market volatility. Notwithstanding the constraints, the sub-adviser may elect to allocate fewer assets to equities when it believes it is advisable to do so. The constraints may result in the portfolio not achieving its stated asset mix goal.

•	In determining the portfolio’s overall equity and fixed income exposures, the sub-adviser employs a global “top down” approach in which the sub-adviser analyzes various factors that affect the movement of markets and securities prices worldwide.

•	In selecting individual ETFs for investment, the portfolio follows a passively managed approach in which it seeks to track its equity and fixed income benchmark indexes. More specifically, the sub-adviser attempts to select a combination of fixed income ETFs which approximate the investment characteristics and performance of a specified fixed income benchmark index and a combination of equity ETFs which approximate the investment characteristics and performance of a specified equity benchmark index.

It is expected that the portfolio will hold at least eight underlying ETFs. It is not possible to predict the extent to which the portfolio will be invested in any particular underlying ETF at any time

SUB-ADVISER:

Until July 1, 2015, the “Shareholder Information – Sub-adviser(s)” section of the Prospectus relating to the portfolio is restated in its entirety as follows:

Portfolio	Sub-Adviser	Sub-Adviser Address
Transamerica Vanguard ETF Portfolio—Growth VP	Aegon USA Investment Management, LLC	4333 Edgewood Road NE Cedar Rapids, IA 52499

PORTFOLIO MANAGERS:

Until July 1, 2015, the “Shareholder Information—Portfolio Manager(s)” section of the Prospectus relating to the portfolio is restated in its entirety as follows:

Name	Sub-Adviser	Positions Over Past Five Years
Doug Weih, CFA	Aegon USA Investment Management, LLC	Lead Portfolio Manager of the portfolio since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2003; Head of U.S. Public Fixed Income since 2015; Director of Public Securitized Bonds since 2009

David Halfpap, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2012; Portfolio Manager with Aegon USA Investment Management, LLC since 1979; Senior Vice President (1995 – present); Head of Investment Strategy and Co-Head of Global Strategy since 2011; Member of Pension Investment Committee

Frank Rybinski, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2012; Joined Aegon USA Investment Management, LLC in 2008; Portfolio Manager and Credit Strategist; Prior to 2008, Credit Analyst at UBS Investment Bank

ADVISORY FEES:

Until July 1, 2015, TAM will receive compensation, calculated daily and paid monthly, at the indicated annual rates (expressed as a percentage of the portfolio’s average daily net assets):

First $50 million	0.32%
Over $50 million up to $250 million	0.30%
Over $250 million	0.28%

* * *

Investors Should Retain this Supplement for Future Reference

May 1, 2015